DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
DERIVATIVE FINANCIAL INSTRUMENTS
DERIVATIVE FINANCIAL INSTRUMENTS
Brookfield Infrastructure’s activities expose it to a variety of financial risks, including market risk (i.e. currency risk, interest rate risk, commodity risk and other price risk), credit risk and liquidity risk. Brookfield Infrastructure and its subsidiaries selectively use derivative financial instruments principally to manage these risks.
The aggregate notional amount of Brookfield Infrastructure’s derivative positions at December 31, 2019 and 2018 were as follows:

US$ MILLIONS	Note	2019	2018
Foreign exchange contracts	(a)	$4,626	$3,482
Interest rates swaps and other	(b)	11,229	6,484
		$15,855	$9,966

The following table presents the change in fair values of Brookfield Infrastructure’s derivative positions during the years ended December 31, 2019 and 2018:

US$ MILLIONS	Unrealized Gains on Derivative Financial Assets	Unrealized Losses on Derivative Financial Liabilities	Net Change During 2019	Net Change During 2018
Foreign exchange derivatives	$25	$(153)	$(128)	$355
Interest rate derivative	155	(186)	(31)	(142)
	$180	$(339)	$(159)	$213

(a)	Foreign Exchange
Brookfield Infrastructure held the following foreign exchange contracts with notional amounts at December 31, 2019 and 2018.

	Notional Amount (U.S. Dollars)		Average Exchange Rate
US$ MILLIONS	2019	2018	2019	2018
Foreign exchange contracts
British pounds	$2,882	$1,263	1.31	1.36
Australian dollars	1,102	1,184	0.73	0.75
European Union euros	365	461	1.25	1.22
Chilean pesos	242	255	0.0015	0.0015
Colombian peso	19	—	0.0003	—
Peruvian soles	12	11	0.29	0.30
Canadian dollars	4	308	0.76	0.78
	$4,626	$3,482

(b)	Interest Rates
At December 31, 2019, Brookfield Infrastructure held interest rate and cross currency interest rate swap contracts having an aggregate notional amount of $10,996 million (2018: $6,324 million). Brookfield Infrastructure has inflation linked swaps with an aggregate notional amount of $167 million (2018: $160 million). Our partnership has an aggregate notional amount of $3,445 million floating interest rate derivatives that are benchmarked against the LIBOR, $1,916 million floating interest rates derivatives that are benchmarked against the bank bill swap rate and $1,501 million floating interest rates derivatives that are benchmarked against the CDOR that could be impacted by the IBOR reform. Please refer to Note 3 Significant Accounting Policies for more details.
Other Information Regarding Derivative Financial Instruments
The following table presents the notional amounts underlying Brookfield Infrastructure’s derivative instruments by term to maturity as at December 31, 2019 and the comparative notional amounts at December 31, 2018, for both derivatives that are classified as fair value through profit or loss and derivatives that qualify for hedge accounting:

	2019				2018
US$ MILLIONS	< 1 year	1 to 5 years	> 5 years	Total Notional Amount	Total Notional Amount
Fair value through profit or loss
Foreign exchange derivatives	$651	$765	$—	$1,416	$1,768
Interest rate derivatives
Interest rate swaps, cross currency interest rate swaps and other	66	53	—	119	300
Inflation linked swaps	—	—	167	167	160
	$717	$818	$167	$1,702	$2,228
Elected for hedge accounting
Foreign exchange derivatives	$2,051	$1,159	$—	$3,210	$1,714
Interest rate derivatives
Interest rate and cross currency interest rate swaps	522	5,870	4,551	10,943	6,024
	$2,573	$7,029	$4,551	$14,153	$7,738

The following table classifies derivatives elected for hedge accounting during the years ended December 31, 2019 and 2018 as either cash flow hedges or net investment hedges. Changes in the fair value of the effective portion of the hedges are recorded in either other comprehensive income or net income, depending on the hedge classification, whereas changes in the fair value of the ineffective portion of the hedge are recorded in net income:

	2019			2018
AS AT AND FOR THE YEARS ENDED (MILLIONS)	Notional	Effective Portion	Ineffective Portion	Notional	Effective Portion	Ineffective Portion
Cash flow hedges	$10,943	$(33)	$(1)	$6,024	$(101)	$(1)
Net investment hedges	3,210	(113)	16	1,714	189	9
	$14,153	$(146)	$15	$7,738	$88	$8

Our partnership settles the difference between the contracted fixed and floating rates of its interest rate swaps on a net basis. All interest rate swap contracts exchanging floating rate interest amounts for fixed rate interest amounts are designated as cash flow hedges in order to reduce our partnership’s cash flow exposure resulting from variable interest rates on borrowings. The interest rate swaps and the interest payments on the borrowings occur simultaneously and the amount accumulated in equity is reclassified to profit or loss over the period that the floating rate interest payments on borrowings affect profit or loss.